Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000163285 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000163285 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000163285 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000163285 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163285 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163285 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163285 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163285 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163285 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163285 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163285 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163285 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163285 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163285 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163285 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000163285 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163285 | 14213410
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000163285 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000163285 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000163285 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000163285 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163285 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163285 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163285 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163285 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163285 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163285 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163285 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163285 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163285 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000163291 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000163291 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000163291 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000163291 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163291 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163291 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163291 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163291 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163291 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163291 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163291 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163291 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163291 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163291 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163291 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000163291 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163291 | 14213410
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000163291 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000163291 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000163291 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000163291 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163291 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163291 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163291 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163291 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163291 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163291 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163291 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163291 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163291 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000163292 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000163292 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000163292 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000163292 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163292 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163292 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163292 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163292 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163292 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163292 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163292 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163292 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163292 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163292 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163292 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000163292 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163292 | 14213410
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000163292 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000163292 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000163292 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000163292 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163292 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163292 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163292 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163292 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163292 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163292 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163292 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163292 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163292 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000163278 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000163278 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000163278 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163278 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163278 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163278 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163278 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000163278 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163278 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163278 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163278 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163278 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163278 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163278 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163278 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163278 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000163278 | 14213464
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000163278 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000163278 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000163278 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000163278 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000163278 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163278 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163278 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000163278 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163278 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163278 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163278 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163278 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000163284 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000163284 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000163284 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163284 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163284 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163284 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163284 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000163284 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163284 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163284 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163284 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163284 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163284 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163284 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163284 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163284 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000163284 | 14213464
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000163284 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000163284 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000163284 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000163284 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000163284 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163284 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163284 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163284 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000163284 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163284 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163284 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163284 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163284 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000163277 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000163277 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000163277 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163277 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163277 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163277 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163277 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000163277 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163277 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163277 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163277 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163277 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163277 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163277 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163277 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163277 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000163277 | 14213464
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000163277 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000163277 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000163277 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000163277 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000163277 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163277 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163277 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163277 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000163277 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163277 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163277 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163277 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163277 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000163294 | NEXTracker, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163294 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | Hims & Hers Health, Inc. - FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | Fluor Corp. - FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | ACI Worldwide, Inc. - FR_004498101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | Bridgebio Pharma, Inc. - FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000163294 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000163294 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000163294 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000163294 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163294 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163294 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000163294 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163294 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163294 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163294 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163294 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163294 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000163300 | NEXTracker, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163300 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | Hims & Hers Health, Inc. - FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | Fluor Corp. - FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | ACI Worldwide, Inc. - FR_004498101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | Bridgebio Pharma, Inc. - FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000163300 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000163300 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000163300 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000163300 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163300 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163300 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000163300 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163300 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163300 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163300 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163300 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163300 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000163293 | NEXTracker, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163293 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | Hims & Hers Health, Inc. - FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | Fluor Corp. - FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | ACI Worldwide, Inc. - FR_004498101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | Bridgebio Pharma, Inc. - FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000163293 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000163293 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000163293 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000163293 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163293 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163293 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000163293 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163293 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163293 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163293 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163293 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163293 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)